SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Segment Reporting Information [Line Items]
Total revenue	$ 4,464,950	$ 30,117,880	$ 28,285,200
Gross profit	1,776,300	12,558,940	11,149,766
Operating expenses:
Sales, marketing, and promotion	(21,581)	(207,634)	(75,561)
Operating lease cost	(241,678)	(1,597,609)	(1,446,208)
Depreciation and amortization	(207,225)	(1,706,012)	(1,408,976)
Share-based compensation	0	(849,559)	(22,128)
Impairment loss	0	0	(1,202,227)
Gain on termination of sales-type lease and disposal of licenses	0	0	503,544
Interest expense and others	0	(293,675)	(35,210)
Net income (loss) from continuing operations before income tax expense	321,304	394,921	258,657
Nevada [Member]
Segment Reporting Information [Line Items]
Total revenue	4,464,950	30,117,880	28,285,200
Gross profit	1,776,300	12,558,940	11,149,766
Operating expenses:
General and administration	(745,101)	(5,164,126)	(4,773,840)
Sales, marketing, and promotion	(21,581)	(207,634)	(75,561)
Operating lease cost	(106,283)	(785,241)	(633,840)
Depreciation and amortization	(191,873)	(1,613,898)	(1,316,170)
Share-based compensation	0	0	0
Impairment loss			(1,202,227)
Gain on termination of sales-type lease and disposal of licenses			0
Interest expense and others	9,207	(1,138)	(29,387)
Net income (loss) from continuing operations before income tax expense	720,669	4,786,903	3,118,741
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Gross profit	0	0	0
Operating expenses:
General and administration	(406,204)	(2,564,712)	(2,763,393)
Sales, marketing, and promotion	0	0	0
Operating lease cost	0	0	0
Depreciation and amortization	(15,352)	(92,114)	(92,806)
Share-based compensation	0	(849,559)	(22,128)
Impairment loss			0
Gain on termination of sales-type lease and disposal of licenses			503,544
Interest expense and others	22,191	(885,597)	(485,301)
Net income (loss) from continuing operations before income tax expense	(399,365)	(4,391,982)	(2,860,084)
Consolidated [Member]
Segment Reporting Information [Line Items]
Total revenue	4,464,950	30,117,880	28,285,200
Gross profit	1,776,300	12,558,940	11,149,766
Operating expenses:
General and administration	(1,151,305)	(7,728,838)	(7,537,233)
Sales, marketing, and promotion	(21,581)	(207,634)	(75,561)
Operating lease cost	(106,283)	(785,241)	(633,840)
Depreciation and amortization	(207,225)	(1,706,012)	(1,408,976)
Share-based compensation	0	(849,559)	(22,128)
Impairment loss			(1,202,227)
Gain on termination of sales-type lease and disposal of licenses			503,544
Interest expense and others	31,398	(886,735)	(514,688)
Net income (loss) from continuing operations before income tax expense	$ 321,304	$ 394,921	$ (258,657)